UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:  811-8014

Utilities Portfolio

(Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2006

Date of Reporting Period

Item 1. Reports to Stockholders

Utilities Portfolio as of December 31, 2006

PORTFOLIO OF INVESTMENTS

Common Stocks — 98.6%
Security	Shares	Value
Broadcasting and Cable — 2.5%
Idearc, Inc.(1)(2)	47,500	$1,360,875
Inmarsat PLC	1,200,000	8,958,139
Rogers Communications, Inc., Class B(2)	400,000	23,840,000
		$34,159,014
Chemicals — 0.0%
Arkema ADR(1)	1,249	$64,118
		$64,118
Commercial Services & Supplies — 0.3%
Biffa PLC	750,000	$4,506,338
		$4,506,338
Electric Utilities — 40.6%
AES Corp.(1)	850,000	$18,734,000
Allegheny Energy, Inc.(1)	592,900	27,220,039
ALLETE, Inc.(2)	316,666	14,737,636
American Electric Power Co., Inc.	175,000	7,451,500
BKW FMB Energie AG	30,000	3,516,999
CEZ AS	375,000	17,128,514
E.ON AG ADR	460,000	20,787,400
EDF Energies Nouvelles S. A.(1)	38,000	2,009,860
Edison International	750,000	34,110,000
Endesa SA ADR(2)	451,000	20,980,520
Entergy Corp.	350,000	32,312,000
Exelon Corp.	300,000	18,567,000
FirstEnergy Corp.	500,000	30,105,000
Fortis, Inc.(3)(4)	200,000	5,116,439
Fortum Oyj	700,000	19,859,265
FPL Group, Inc.(2)	381,860	20,780,821
International Power PLC ADR(2)	450,000	34,114,500
ITC Holdings Corp.	250,584	9,998,302
Mirant Corp.(1)	1,000,000	31,570,000
Northeast Utilities	200,000	5,632,000
NorthWestern Corp.	375,000	13,267,500
NRG Energy, Inc.(1)(2)	670,000	37,526,700
Oesterreichische Elektrizitaetswirtschafts AG, Class A	250,000	13,285,396
PG&E Corp.(2)	575,000	27,214,750
PPL Corp.	600,000	21,504,000
Reliant Energy, Inc.(1)	10,481	148,935
RWE AG	245,000	26,840,651

Security	Shares	Value
Electric Utilities (continued)
Scottish and Southern Energy PLC	700,000	$21,248,931
Scottish Power PLC(3)(6)	366,666	0
Scottish Power PLC	500,015	7,308,431
TXU Corp.	300,000	16,263,000
		$559,340,089
Gas Utilities — 4.3%
AGL Resources, Inc.	50,000	$1,945,500
Enagas	1,000,000	23,221,349
Enbridge, Inc.(2)	50,000	1,720,000
Equitable Resources, Inc.	70,000	2,922,500
Gaz de France(2)	175,000	8,025,112
TransCanada Corp.(2)	600,000	20,970,000
		$58,804,461
Independent Power Producers & Energy Traders — 0.7%
Solarworld AG(2)	150,000	$9,338,251
		$9,338,251
Integrated Oil — 0.9%
Statoil ASA ADR	350,000	$9,212,000
Total SA ADR	50,000	3,596,000
		$12,808,000
Oil and Gas-Exploration and Production — 0.7%
Hess Corp.	70,000	$3,469,900
Southwestern Energy Co.(1)(2)	100,000	3,505,000
Talisman Energy, Inc.	150,000	2,548,500
		$9,523,400
Oil and Gas-Refining and Marketing — 0.8%
Neste Oil Oyj	380,000	$11,502,937
		$11,502,937
Telecommunications Services — 21.7%
AT&T, Inc.	1,000,000	$35,750,000
BCE, Inc.(2)	352,641	9,521,307
Bell Aliant Regional Communications Income Fund(1)(2)(3)(4)	27,941	647,314
BellSouth Corp.	550,000	25,910,500

See notes to financial statements

Utilities Portfolio as of December 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Telecommunications Services (continued)
BT Group PLC ADR(2)	311,200	$18,637,768
Chunghwa Telecom Co., Ltd. ADR	351,400	6,933,122
Embarq Corp.	475,000	24,966,000
Koninklijke (Royal) KPN NV	1,000,000	14,178,585
Qwest Communications International, Inc.(1)	247,500	2,071,575
Telecom Italia SPA	7,000,000	17,708,090
Telefonica 02 Czech Republic	590,000	13,402,695
Telefonos de Mexico SA de CV (Telmex) ADR(2)	775,000	21,886,000
Telenor ASA	1,500,000	28,147,819
TELUS Corp.(2)	500,000	22,335,000
Verizon Communications, Inc.	950,000	35,378,000
Windstream Corp.	1,449,026	20,605,150
		$298,078,925
Utilities-Electric and Gas — 17.4%
Avista Corp.	100,000	$2,531,000
CMS Energy Corp.(1)(2)	2,300,000	38,410,000
Constellation Energy Group, Inc.	520,000	35,812,400
Duke Energy Corp.	800,000	26,568,000
Dynegy, Inc., Class A(1)	2,500,000	18,100,000
Kinder Morgan, Inc.	100,000	10,575,000
MDU Resources Group, Inc.	195,000	4,999,800
National Grid PLC	994,772	14,391,552
Public Service Enterprise Group, Inc.	352,668	23,410,102
Red Electrica de Espana	590,000	25,234,747
Sempra Energy	220,000	12,313,400
Suez SA ADR(2)	350,000	18,186,000
Wisconsin Energy Corp.	200,000	9,492,000
		$240,024,001
Water Utilities — 4.0%
Aqua America, Inc.(2)	200,000	$4,556,000
Basin Water, Inc.(1)(2)	155,000	1,049,350
Severn Trent PLC	300,000	8,626,815
United Utilities PLC	200,003	3,049,628
Veolia Environment ADR(2)	500,000	37,630,000
		$54,911,793
Wireless Telecommunication Services — 4.7%
Alltel Corp.	390,000	$23,587,200
China Netcom Group Corp. (Hong Kong), Ltd. ADR(2)	2,500	133,800

Security	Shares	Value
Wireless Telecommunication Services (continued)
Cosmote Mobile Telecommunications S.A.	340,000	$10,022,829
Leap Wireless International, Inc.(1)	285,000	16,948,950
Vodafone Group PLC (ADR)(2)	506,687	14,075,765
		$64,768,544
Total Common Stocks (identified cost $973,444,770)		$1,357,829,871
Warrants — 0.0%
Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07(1)	8,205	$2,543
		$2,543
Total Warrants (identified cost $0)		$2,543
Affiliated Investments — 18.9%
Security	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC(5) 5.31%	243,760	$243,760,388
Investment in Cash Management Portfolio(5) 4.87%	16,053	16,052,530
Total Affiliated Investments (at amortized cost $259,812,918)		$259,812,918
Total Investments — 117.5% (identified cost $1,233,257,688)		$1,617,645,332
Other Assets, Less Liabilities — (17.5)%		$(240,506,306)
Net Assets — 100.0%		$1,377,139,026

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of these securities were on loan at December 31, 2006.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of the securities is $5,763,753 or 0.4% of the Portfolio net assets.

See notes to financial statements

Utilities Portfolio as of December 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

(5)  Affiliated investments investing in high quality, U.S. dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of December 31, 2006. The amount invested in the Eaton Vance Cash Collateral Fund represents cash collateral received for securities on loan at December 31, 2006. Other assets, less liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(6)  Deferred shares.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	84.0%	$1,156,527,785
United Kingdom	7.3	100,803,367
Canada	6.3	86,698,560
Spain	5.0	69,436,615
Norway	2.7	37,359,819
Germany	2.6	36,178,903
Finland	2.3	31,362,202
Czech Republic	2.2	30,531,210
Italy	1.3	17,708,090
Netherlands	1.0	14,178,585
Austria	1.0	13,285,396
France	0.7	10,034,972
Greece	0.7	10,022,829
Switzerland	0.4	3,516,999
	117.5%	$1,617,645,332

See notes to financial statements

Utilities Portfolio as of December 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2006

Assets
Unaffiliated investments, at value, including $235,372,430 of securities on loan (identified cost, $973,444,770)	$1,357,832,414
Affiliated investments, at value (amortized cost, $259,812,918)	259,812,918
Interest and dividends receivable	4,947,419
Tax reclaim receivable	218,921
Total assets	$1,622,811,672
Liabilities
Collateral for securities loaned	$243,760,388
Payable to affiliate for investment advisory fees	711,610
Payable to affiliate for Trustees' fees	5,984
Accrued expenses	1,194,664
Total liabilities	$245,672,646
Net Assets applicable to investors' interest in Portfolio	$1,377,139,026
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$992,749,444
Net unrealized appreciation (computed on the basis of identified cost)	384,389,582
Total	$1,377,139,026

Statement of Operations

For the Year Ended
December 31, 2006

Investment Income
Dividends (net of foreign taxes, $1,718,011)	$36,584,012
Interest	1,358,291
Security lending income, net	835,809
Interest income allocated from affiliated investment	123,377
Expense allocated from affiliated investment	(11,602)
Total investment income	$38,889,887
Expenses
Investment adviser fee	$6,910,366
Trustees' fees and expenses	24,187
Custodian fee	451,280
Legal and accounting services	43,239
Interest expense	11,208
Miscellaneous	25,251
Total expenses	$7,465,531
Deduct — Reduction of custodian fee	$2,220
Reduction of investment adviser fee	8,369
Total expense reductions	$10,589
Net expenses	$7,454,942
Net investment income	$31,434,945
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$109,253,542
Foreign currency transactions	(583,572)
Net realized gain	$108,669,970
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$147,487,670
Foreign currency	58,243
Net change in unrealized appreciation (depreciation)	$147,545,913
Net realized and unrealized gain	$256,215,883
Net increase in net assets from operations	$287,650,828

See notes to financial statements

Utilities Portfolio as of December 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2006	Year Ended December 31, 2005
From operations — Net investment income	$31,434,945	$20,809,919
Net realized gain from investment and foreign currency transactions	108,669,970	39,201,416
Net change in unrealized appreciation (depreciation) from investments and foreign currency	147,545,913	81,891,226
Net increase in net assets from operations	$287,650,828	$141,902,561
Capital transactions — Contributions	$430,356,834	$276,060,443
Withdrawals	(235,481,877)	(148,988,747)
Net increase in net assets from capital transactions	$194,874,957	$127,071,696
Net increase in net assets	$482,525,785	$268,974,257
Net Assets
At beginning of year	$894,613,241	$625,638,984
At end of year	$1,377,139,026	$894,613,241

See notes to financial statements

Utilities Portfolio as of December 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2006	2005	2004	2003	2002
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.68%	0.70%	0.72%	0.72%	0.73%
Expenses after custodian fee reduction	0.68%	0.70%	0.72%	0.72%	0.73%
Interest expense	— (1)	— (1)	— (1)	— (1)	— (1)
Net investment income	2.87%	2.72%	3.16%	3.22%	3.40%
Portfolio Turnover	76%	54%	59%	106%	146%
Total Return	28.97%	20.68%	25.57%	26.44%	(12.13)%
Net assets, end of year (000's omitted)	$1,377,139	$894,613	$625,639	$458,339	$351,078

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1)  Represents less than 0.01%.

See notes to financial statements

Utilities Portfolio as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Utilities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2006, the Eaton Vance Utilities Fund held an approximate 99.9% interest in the Portfolio. Under normal circumstances the Portfolio invests at least 80% of its net assets in equity securities of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. The Portfolio may invest in Cash Management Portfolio (Cash Management) and Cash Collateral Fund, LLC (Cash Collateral), both are affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company act of 1940. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral are valued at the net asset value per share on the valuation date.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Utilities Portfolio as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment advisory fee is earned by BMR, a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.60% from $1 billion to $1.5 billion and at reduced rates as daily net assets exceed that level. However, BMR has contractually agreed to reduce its advisory fee to 0.65% of the Portfolio's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. This contractual reduction which cannot be terminated or modified without Trustee and shareholder consent, was accepted by a vote of the Trustees on June 14, 2004. The advisory fee paid by the Portfolio is reduced by the Portfolio's allocable portion of the advisory fee paid by Cash Management Portfolio (CMP), an affiliated investment company managed by BMR. The advisory fee incurred directly by the Portfolio amounted to $6,910,366. For the year ended December 31, 2006, the Portfolio's allocated portion of the advisory fee paid by CMP totaled $11,322. For the year ended December 31, 2006, the effective annual rate of investment advisory fees paid or accrued on a direct or indirect basis by the Portfolio based on average net assets was 0.632%. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment advisory fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2006, no significant amounts have been deferred. Effective May 1, 2004, BMR has also agreed to

Utilities Portfolio as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

reduce the investment advisory fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the year ended December 31, 2006, BMR waived $8,369 of its advisory fee.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $1,028,066,021 and $816,884,366, respectively, for the year ended December 31, 2006.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,233,871,021
Gross unrealized appreciation	$386,663,414
Gross unrealized depreciation	(2,889,103)
Net unrealized appreciation	$383,774,311

The net unrealized appreciation on foreign currency was $1,938 at December 31, 2006.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2006.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund). Cash Collateral Fund invests in high quality money market instruments. The Portfolio earns interest on the amount invested in Cash Collateral but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $6,630,424 for the year ended December 31, 2006. At December 31, 2006, the value of the securities loaned and the value of the collateral amounted to $235,372,430 and $243,760,388, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Utilities Portfolio as of December 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Utilities Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Utilities Portfolio (the "Portfolio") at December 31, 2006, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2007

Eaton Vance Utilities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Utilities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Utilities Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Utilities Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Eaton Vance Utilities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Utilities Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Utilities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1989 and of the Portfolio since 1992	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 170 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and Portfolio.	170	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	170	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 1992 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	170	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	170	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	170	None

Eaton Vance Utilities Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989 and of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	170	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	170	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	170	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	President of EVC, EVM, BMR and EV and Director of EVC. Chief Investment Officer of EVC, EVM and BMR. Officer of 71 registered investment companies and 5 private investment companies managed by EVM or BMR.

J. Scott Craig 3/15/63	Vice President of the Trust	Since 2006	Vice President of EVM and BMR since January 2005. Previously, he was Director–Real Estate Equities and REIT Portfolio Manager at The Northwestern Mutual Life Insurance Company (1992-2004). Officer of 15 registered investment companies managed by EVM or BMR.

Gregory R. Greene 11/13/66	Vice President of the Trust	Since 2006	Managing Director of Fox. Officer of 16 registered investment companies managed by EVM or BMR.

Elizabeth S. Kenyon 9/8/59	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 17 registered investment companies managed by EVM or BMR.

Duke E. Laflamme 7/8/69	Vice President of the Trust	Since 2001	Vice President of EVM and BMR. Officer of 16 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 45 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Robert J. Milmore 4/3/69	Vice President of the Trust	Since 2006	Assistant Vice President of Fox. Previously, Manager of International Treasury of Cendant Corporation (2001-2005). Officer of 16 registered investment companies managed by EVM or BMR.

Eaton Vance Utilities Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolios	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Duncan W. Richardson 10/26/57	Vice President of the Trust and President of the Portfolio	Vice President of the Trust since 2006 and President of the Portfolio since 2002	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President	Vice President of the Trust since 2006 and of the Portfolio since 1999	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

William J. Austin, Jr. 12/27/51	Treasurer of the Portfolio	Since 2002(2)	Vice President of EVM and BMR. Officer of 52 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(2)	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 170 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 170 registered investment companies managed by EVM or BMR.

(1)   Includes both master and feeder funds in a master-feeder structure.

(2)   Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 1993. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1997.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

This Page Intentionally Left Blank

Investment Adviser of Utilities Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Utilities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

125 High Street
Boston, MA 02110

Eaton Vance Utilities Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

159-2/07  UTSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s respective fiscal year ended December 31, 2005 and December 31, 2006 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	12/31/2005	12/31/2006

Audit Fees	$33,600	$36,800

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,925	$6,275

All Other Fees(3)	$0	$0

Total	$39,525	$43,075

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrants fiscal year ended December 31, 2005 and the fiscal year ended December 31, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	12/31/2005	12/31/2006

Registrant	$5,925	$6,275

Eaton Vance(1)	$61,422	$100,698

(1)                                  The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Utilities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	February 15, 2007

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 15, 2007